Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
April 30, 2022
AFHC-NPRT3-0622
1.800327.118
Common Stocks - 98.8%
	Shares	Value ($)
Biotechnology - 18.2%
Biotechnology - 18.2%
ADC Therapeutics SA (a)	593,200	6,981,964
Agios Pharmaceuticals, Inc. (a)(b)	500,000	10,985,000
Alnylam Pharmaceuticals, Inc. (a)	460,000	61,377,800
Ambrx Biopharma, Inc. ADR	227,300	866,013
Arcutis Biotherapeutics, Inc. (a)	423,211	8,544,630
Argenx SE ADR (a)	500,000	143,660,000
Ascendis Pharma A/S sponsored ADR (a)	565,607	51,622,951
Atara Biotherapeutics, Inc. (a)	1,180,000	7,504,800
Avid Bioservices, Inc. (a)	700,000	9,422,000
Beam Therapeutics, Inc. (a)(b)	280,000	10,508,400
BeiGene Ltd. ADR (a)	80,000	12,800,000
BioNTech SE ADR (a)	190,000	26,368,200
Blueprint Medicines Corp. (a)	350,000	20,422,500
Celldex Therapeutics, Inc. (a)	442,929	13,531,481
Century Therapeutics, Inc. (b)	600,000	7,212,000
Cerevel Therapeutics Holdings (a)	903,506	26,454,656
Cytokinetics, Inc. (a)	1,219,517	48,622,143
Denali Therapeutics, Inc. (a)	450,000	10,710,000
Erasca, Inc.	1,800,000	13,104,000
Exelixis, Inc. (a)	1,120,000	25,020,800
Fate Therapeutics, Inc. (a)(b)	280,000	7,996,800
Forma Therapeutics Holdings, Inc. (a)	24,708	186,792
Generation Bio Co. (a)(b)	297,443	1,882,814
Graphite Bio, Inc.	600,000	2,412,000
Imago BioSciences, Inc.	200,000	3,270,000
Innovent Biologics, Inc. (a)(c)	5,600,000	17,368,070
Instil Bio, Inc. (a)(b)	1,080,000	7,635,600
Intellia Therapeutics, Inc. (a)	350,000	17,160,500
Janux Therapeutics, Inc.	400,000	3,936,000
Keros Therapeutics, Inc. (a)	320,000	16,963,200
Kymera Therapeutics, Inc. (a)	280,000	8,778,000
Legend Biotech Corp. ADR (a)	395,269	15,870,050
Mirati Therapeutics, Inc. (a)	310,000	19,154,900
Morphic Holding, Inc. (a)	182,900	5,543,699
Nuvalent, Inc. Class A (a)(b)	234,487	2,412,871
Poseida Therapeutics, Inc. (a)	1,025,220	3,167,930
Prelude Therapeutics, Inc. (a)	69,812	320,437
PTC Therapeutics, Inc. (a)	800,000	28,264,000
Regeneron Pharmaceuticals, Inc. (a)	220,000	145,004,200
Relay Therapeutics, Inc. (a)	1,049,400	25,007,202
Repare Therapeutics, Inc. (a)	254,477	2,799,247
Revolution Medicines, Inc. (a)(b)	27,399	547,158
Sarepta Therapeutics, Inc. (a)	240,000	17,356,800
Scholar Rock Holding Corp. (a)(b)	93,003	657,531
Shattuck Labs, Inc. (a)	668,725	2,567,904
Stoke Therapeutics, Inc. (a)	320,000	4,620,800
TG Therapeutics, Inc. (a)	2,000,000	13,880,000
Twist Bioscience Corp. (a)	385,000	11,103,400
uniQure B.V. (a)	440,000	6,573,600
Vaxcyte, Inc. (a)	561,435	13,592,341
Vertex Pharmaceuticals, Inc. (a)	200,000	54,644,000
Verve Therapeutics, Inc.	180,000	2,685,600
Xencor, Inc. (a)	1,000,000	24,980,000
Xenon Pharmaceuticals, Inc. (a)	198,500	5,611,595
Zai Lab Ltd. (a)	3,885,210	15,831,883
Zentalis Pharmaceuticals, Inc. (a)	828,000	21,958,560
		1,047,464,822
Health Care Equipment & Supplies - 17.2%
Health Care Equipment - 17.2%
Boston Scientific Corp. (a)	8,250,000	347,407,500
DexCom, Inc. (a)	35,000	14,300,300
Envista Holdings Corp. (a)	1,500,000	59,430,000
Hologic, Inc. (a)	400,000	28,796,000
Insulet Corp. (a)	672,337	160,681,820
Intuitive Surgical, Inc. (a)	82,000	19,622,600
Masimo Corp. (a)	280,000	31,631,600
Novocure Ltd. (a)	180,000	13,784,400
Outset Medical, Inc. (a)	596,443	20,803,932
Penumbra, Inc. (a)	909,500	156,943,320
PROCEPT BioRobotics Corp. (b)	400,000	14,224,000
ResMed, Inc.	364,000	72,789,080
Tandem Diabetes Care, Inc. (a)	500,000	48,240,000
		988,654,552
Health Care Providers & Services - 28.1%
Health Care Facilities - 2.7%
Cano Health, Inc. (a)	4,000,000	21,200,000
HCA Holdings, Inc.	170,000	36,473,500
Rede D'Oregon Sao Luiz SA (c)	3,400,000	25,259,560
Surgery Partners, Inc. (a)	1,160,000	59,345,600
The Oncology Institute, Inc. (d)	1,472,782	11,576,067
		153,854,727
Health Care Services - 6.3%
1Life Healthcare, Inc. (a)	1,100,000	7,755,000
agilon health, Inc. (a)(b)	3,700,000	65,749,000
Cigna Corp.	720,000	177,681,600
Guardant Health, Inc. (a)	340,000	20,978,000
LifeStance Health Group, Inc.	3,000,000	20,310,000
Oak Street Health, Inc. (a)(b)	3,900,000	70,551,000
		363,024,600
Managed Health Care - 19.1%
Alignment Healthcare, Inc. (a)	2,280,000	21,910,800
Centene Corp. (a)	1,670,000	134,518,500
Humana, Inc.	620,000	275,627,200
UnitedHealth Group, Inc.	1,314,000	668,234,701
		1,100,291,201
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,617,170,528
Health Care Technology - 2.0%
Health Care Technology - 2.0%
Change Healthcare, Inc. (a)	400,000	9,424,000
Definitive Healthcare Corp. (b)	330,000	7,804,500
Doximity, Inc. (b)	480,000	19,137,600
Inspire Medical Systems, Inc. (a)	305,000	62,756,800
Medlive Technology Co. Ltd. (c)	2,180,000	2,544,491
Phreesia, Inc. (a)	600,000	13,728,000
		115,395,391
Life Sciences Tools & Services - 18.7%
Life Sciences Tools & Services - 18.7%
10X Genomics, Inc. (a)(b)	300,000	14,328,000
Agilent Technologies, Inc.	440,000	52,478,800
Avantor, Inc. (a)	1,290,000	41,125,200
Bio-Rad Laboratories, Inc. Class A (a)	96,000	49,157,760
Bruker Corp.	1,100,000	63,239,000
Charles River Laboratories International, Inc. (a)	250,000	60,377,500
Danaher Corp.	1,254,000	314,917,020
Lonza Group AG	116,000	68,397,580
Maravai LifeSciences Holdings, Inc. (a)	800,000	24,584,000
Olink Holding AB ADR (a)(b)	800,000	11,584,000
Quanterix Corp. (a)	214,086	4,750,568
Sartorius Stedim Biotech	54,208	17,738,428
Seer, Inc. (a)	452,482	3,294,069
Stevanato Group SpA	850,000	13,600,000
Thermo Fisher Scientific, Inc.	486,000	268,719,120
West Pharmaceutical Services, Inc.	215,702	67,959,072
		1,076,250,117
Personal Products - 0.4%
Personal Products - 0.4%
The Beauty Health Co. (a)(b)	736,277	9,645,229
The Beauty Health Co. (d)	1,000,000	13,100,000
		22,745,229
Pharmaceuticals - 13.9%
Pharmaceuticals - 13.9%
Arvinas Holding Co. LLC (a)	500,000	27,485,000
AstraZeneca PLC (United Kingdom)	750,000	100,080,927
Bristol-Myers Squibb Co.	1,350,000	101,614,500
Eli Lilly & Co.	1,100,000	321,343,000
Pharvaris BV (a)	400,000	6,800,000
Pliant Therapeutics, Inc. (a)	256,628	1,503,840
Roche Holding AG (participation certificate)	250,000	92,703,513
Royalty Pharma PLC	3,000,000	127,740,000
Theseus Pharmaceuticals, Inc.	400,000	3,268,000
UCB SA	150,000	17,050,902
		799,589,682
Specialty Retail - 0.3%
Specialty Stores - 0.3%
Warby Parker, Inc. (a)(b)	760,000	17,700,400
TOTAL COMMON STOCKS (Cost $4,545,740,284)		5,684,970,721

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (d)(e)	67,547	6,260,303
Caris Life Sciences, Inc. Series D (d)(e)	2,082,481	13,869,323
Element Biosciences, Inc. Series C (d)(e)	376,690	6,200,317
ElevateBio LLC Series C (a)(d)(e)	163,300	746,771
Inscripta, Inc. Series E (a)(d)(e)	826,424	6,041,159
		33,117,873
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	236,142	2,342,529

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc. Series B1 (d)(e)	130,618	5,974,467
Omada Health, Inc. Series E (d)(e)	1,456,953	8,734,725
Wugen, Inc. Series B (d)(e)	300,054	1,299,234
		16,008,426
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(d)(e)	638,900	6,063,161
Galvanize Therapeutics Series B (d)(e)	2,552,870	4,419,748
		10,482,909
TOTAL CONVERTIBLE PREFERRED STOCKS		61,951,737
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Thriveworks TopCo LLC Series B (d)(e)(f)	327,591	9,402,913

TOTAL PREFERRED STOCKS (Cost $75,620,472)		71,354,650

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	12,462,542	12,465,034
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	184,457,848	184,476,294
TOTAL MONEY MARKET FUNDS (Cost $196,941,328)		196,941,328

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $4,818,302,084)	5,953,266,699
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(198,680,394)
NET ASSETS - 100.0%	5,754,586,305

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,172,121 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,030,717 or 1.7% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455
Aristea Therapeutics, Inc. Series B	10/06/20	3,522,703
Asimov, Inc. Series B	10/29/21	6,260,303
Caris Life Sciences, Inc. Series D	5/11/21	16,868,096
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960
Element Biosciences, Inc. Series C	6/21/21	7,743,503
ElevateBio LLC Series C	3/09/21	685,044
Galvanize Therapeutics Series B	3/29/22	4,419,746
Inscripta, Inc. Series E	3/30/21	7,297,324
Omada Health, Inc. Series E	12/22/21	8,734,725
The Beauty Health Co.	12/08/20	10,000,000
The Oncology Institute, Inc.	6/28/21	14,727,820
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,406,724
Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	26,773,635	714,758,604	729,067,205	18,707	-	-	12,465,034	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	90,896,753	729,238,371	635,658,830	746,501	-	-	184,476,294	0.5%
Total	117,670,388	1,443,996,975	1,364,726,035	765,208	-	-	196,941,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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